Prospectus Supplement                                      205343  6/03
dated June 30, 2003 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2003

In the section entitled "Who manages the funds?", the table entries with respect to Putnam VT Growth Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund (to the extent that this prospectus otherwise offers this fund) in the table showing the investment management team members who coordinate the management of the fund's portfolio, are replaced with the following:


PUTNAM VT GROWTH OPPORTUNITIES FUND
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Large Cap Growth Team
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Portfolio leader       Since    Experience
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Brian O'Toole          2002     2002-Present        Putnam Management
                                Prior to June 2002  Citigroup Asset Management
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Portfolio members      Since    Experience
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Tony H. Elavia         2003     1999-Present        Putnam Management
                                Prior to Sept. 1999 TES Partners
                                Prior to Sept. 1998 Voyageur Asset Management
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Walton D. Pearson      2003     2003-Present        Putnam Management
                                Prior to Feb. 2003  Alliance Capital Management
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David J. Santos        1999     1986-Present        Putnam Management
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PUTNAM VT OTC & EMERGING GROWTH FUND
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Specialty Growth Team
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Portfolio leader       Since    Experience
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Roland W. Gillis       2001     1995-Present        Putnam Management
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Portfolio member       Since    Experience
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Daniel L. Miller       2003     1983-Present        Putnam Management
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PUTNAM VT VISTA FUND
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Mid Cap Growth Team
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Portfolio leader       Since    Experience
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Eric M. Wetlaufer      1997     1997-Present        Putnam Management
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Portfolio members      Since    Experience
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Kevin M. Divney        2003     1997-Present        Putnam Management
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Kenneth J. Doerr       2001     2000-Present        Putnam Management
                                Prior to Nov. 2000  Equinox Capital Management
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Paul E. Marrkand       2003     1987-Present        Putnam Management
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Justin M. Scott        2003     1988-Present        Putnam Management
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PUTNAM VT VOYAGER FUND
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Large Cap Growth and Mid Cap Growth Teams
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Portfolio leader       Since    Experience
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Brian P. O'Toole       2002     2002-Present        Putnam Management
                                Prior to June 2002  Citigroup Asset Management
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Portfolio members      Since    Experience
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Tony H. Elavia         2002     1999-Present        Putnam Management
                                Prior to Sept. 1999 TES Partners
                                Prior to Sept. 1998 Voyageur Asset Management
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Walton D. Pearson      2003     2003-Present        Putnam Management
                                Prior to Feb. 2003  Alliance Capital Management
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David J. Santos        2003     1986-Present        Putnam Management
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Eric M. Wetlaufer      2002     1997-Present        Putnam Management
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PUTNAM INVESTMENTS

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